DERIVATIVE FINANCIAL INSTRUMENTS - CASH FLOW HEDGE AND NET INVESTMENT HEDGES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Change in OCI	$ (16,471)	$ 7,950	$ 13,838
Total finance costs	86,496	91,889	70,293
Gains (losses) on change in fair value of derivatives	(95,961)	(42,285)	$ 0
Goldman Sachs Bank [member] | Brazil, Brazil Real | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Coupon (*) Notional Receive	200,000,000
Coupon (*) Notional Pay	$ 1,101,000,000
Receive Rate	6.93%
Pay Rate	175.91%
Goldman Sachs Bank [member] | United States of America, Dollars | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Coupon (*) Notional Receive	$ 200,000,000
Coupon (*) Notional Pay	$ 200,000,000
Receive Rate	8.00%
Pay Rate	6.96%
USD Principal Exchange (Feb. 2024)	$ 150,000,000
Nomura International Bank [member] | Brazil, Brazil Real | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Coupon (*) Notional Receive	50,000,000
Coupon (*) Notional Pay	$ 276,450,000
Receive Rate	6.90%
Pay Rate	188.80%
Nomura International Bank [member] | United States of America, Dollars | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Coupon (*) Notional Receive	$ 50,000,000
Coupon (*) Notional Pay	$ 50,000,000
Receive Rate	8.00%
Pay Rate	6.90%
USD Principal Exchange (Feb. 2024)	$ 50,000,000
Morgan Stanley Member [Member] | Brazil, Brazil Real | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Coupon (*) Notional Receive	100,000,000
Coupon (*) Notional Pay	$ 551,350,000
Receive Rate	6.90%
Pay Rate	133.45%
Morgan Stanley Member [Member] | United States of America, Dollars | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Coupon (*) Notional Receive	$ 100,000,000
Coupon (*) Notional Pay	$ 100,000,000
Receive Rate	8.00%
Pay Rate	6.90%
USD Principal Exchange (Feb. 2024)	$ 80,000,000
Net investment hedges
Disclosure of detailed information about hedges [line items]
Fair Value Assets	0	15,992
Fair Value Liability	(127,706)	(55,949)
Other Comprehensive Income	(3,373)	(19,845)
Change in OCI	16,471	7,950
Gains (losses) on change in fair value of derivatives	95,691	42,285
Net investment hedges | Active [Member]
Disclosure of detailed information about hedges [line items]
Fair Value Assets	0	15,992
Fair Value Liability	(127,706)	(55,949)
Other Comprehensive Income	10,136	(6,336)
Change in OCI	16,471	6,337
Gains (losses) on change in fair value of derivatives	101,030	42,334
Net investment hedges | Terminated Current Year [Member]
Disclosure of detailed information about hedges [line items]
Fair Value Assets	0	0
Fair Value Liability	0	0
Other Comprehensive Income	0	(6,042)
Change in OCI	0	1,613
Gains (losses) on change in fair value of derivatives	(5,339)	49
Net investment hedges | Terminated Previous Year [Member]
Disclosure of detailed information about hedges [line items]
Fair Value Assets	0	0
Fair Value Liability	0	0
Other Comprehensive Income	(13,509)	(7,467)
Change in OCI	0	0
Gains (losses) on change in fair value of derivatives	0	0
Net investment hedges | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Fair Value Assets	0	15,992
Fair Value Liability	$ (127,707)	$ (55,948)
Net investment hedges | Goldman Sachs Bank [member] | Mexico, Pesos | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency		USD
Notional (thousands)		$ 1,065,060
Fair Value Assets		0
Fair Value Liability		0
Other Comprehensive Income		2,229
Change in OCI		0
Gains (losses) on change in fair value of derivatives		$ 0
Net investment hedges | Goldman Sachs Bank [member] | Peru, Nuevos Soles | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency		USD
Notional (thousands)		$ 194,460
Fair Value Assets		0
Fair Value Liability		0
Other Comprehensive Income		2,965
Change in OCI		0
Gains (losses) on change in fair value of derivatives		$ 0
Net investment hedges | Goldman Sachs Bank [member] | Brazil, Brazil Real | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency	USD	USD
Notional (thousands)	$ 1,301,000	$ 1,301,000
Fair Value Assets	0	1,368
Fair Value Liability	(20,827)	(30,426)
Other Comprehensive Income	10,687	480
Change in OCI	10,207	(480)
Gains (losses) on change in fair value of derivatives	$ 48,157	$ 26,198
Net investment hedges | Nomura International Bank [member] | Euro Member Countries, Euro | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency	EUR
Notional (thousands)	$ 61,526
Fair Value Assets	0
Fair Value Liability	0
Other Comprehensive Income	(3,585)
Change in OCI	112
Gains (losses) on change in fair value of derivatives	$ (1,119)
Net investment hedges | Nomura International Bank [member] | Brazil, Brazil Real | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency	USD	USD
Notional (thousands)	$ 326,450	$ 326,450
Fair Value Assets	0	356
Fair Value Liability	(22,825)	(8,124)
Other Comprehensive Income	3,253	(192)
Change in OCI	3,445	192
Gains (losses) on change in fair value of derivatives	$ 24,444	$ 7,509
Net investment hedges | Nomura International Bank [member] | United States of America, Dollars | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency		EUR
Notional (thousands)		$ 61,526
Fair Value Assets		4,652
Other Comprehensive Income		(3,698)
Change in OCI		3,699
Gains (losses) on change in fair value of derivatives		$ (1,154)
Net investment hedges | Nomura International Bank Two [Member] | United States of America, Dollars | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency		EUR
Notional (thousands)		$ 34,109
Fair Value Assets		0
Fair Value Liability		0
Other Comprehensive Income		(481)
Change in OCI		27
Gains (losses) on change in fair value of derivatives		$ 0
Net investment hedges | Morgan Stanley Member [Member] | Peru, Nuevos Soles | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency	USD	USD
Notional (thousands)	$ 277,050	$ 277,050
Fair Value Assets	0	8,805
Fair Value Liability	(59,449)	(463)
Other Comprehensive Income	(3,683)	(6,390)
Change in OCI	2,707	6,390
Gains (losses) on change in fair value of derivatives	$ (836)	$ 1,780
Net investment hedges | Morgan Stanley Member [Member] | Brazil, Brazil Real | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency	USD	USD
Notional (thousands)	$ 651,350	$ 631,350
Fair Value Assets	0	811
Fair Value Liability	(24,605)	(16,936)
Other Comprehensive Income	3,464	3,464
Change in OCI		(3,464)
Gains (losses) on change in fair value of derivatives	$ 30,384	$ 11,561
Net investment hedges | Goldman Sachs One [Member] | United States of America, Dollars | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency		MXN
Notional (thousands)		$ 1,065,060
Other Comprehensive Income		(128)
Change in OCI		169
Gains (losses) on change in fair value of derivatives		$ (48)
Net investment hedges | Goldman Sachs Two [Member] | United States of America, Dollars | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency		PEN
Notional (thousands)		$ 194,460
Other Comprehensive Income		(475)
Change in OCI		136
Gains (losses) on change in fair value of derivatives		$ 0
Net investment hedges | Goldman Sachs Three [Member] | United States of America, Dollars | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency		BRL
Notional (thousands)		$ 754,440
Other Comprehensive Income		(7,007)
Change in OCI		840
Gains (losses) on change in fair value of derivatives		$ (1)
Net investment hedges | Morgan Stanley One [Member] | Peru, Nuevos Soles | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency		USD
Notional (thousands)		$ 66,000
Fair Value Assets		0
Fair Value Liability		0
Other Comprehensive Income		(158)
Change in OCI		43
Gains (losses) on change in fair value of derivatives		$ 0
Net investment hedges | Morgan Stanley One [Member] | Brazil, Brazil Real | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Purchase Currency		USD
Notional (thousands)		$ 308,584
Net investment hedges | Morgan Stanley One [Member] | United States of America, Dollars | Cross-currency swaps
Disclosure of detailed information about hedges [line items]
Other Comprehensive Income		(2,987)
Change in OCI		398
Gains (losses) on change in fair value of derivatives		$ 0